Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

25. Subsequent Events

The combined financial statements reflect management’s evaluation of subsequent events through March 30, 2016, the date MFS’ audited combined financial statements as of and for the year-ended December 31, 2015, were available to be issued.

On March 4, 2016, MTW completed the previously announced plans to create two independent public companies to separately operate its two businesses: its Crane business and its Foodservice business. To effect the separation, MTW undertook an internal reorganization in which MTW retained the Crane business, and the Foodservice business, Manitowoc Foodservice Inc., was spun-off. As a result of the Spin-Off, Manitowoc Foodservice, Inc. now operates as an independent, publicly traded company on the New York Stock Exchange trading under the symbol “MFS”.

On March 4, 2016, MTW distributed 137,016,712 shares of MFS common stock to MFS shareholders. Holders of MTW common stock received one share of MFS for every one share of MTW common stock held on February 22, 2016. MTW structured the distribution to be tax-free to its U.S. shareholders for U.S. federal income tax purposes.

In connection with the Spin-Off of MFS from MTW, MFS entered into the following material agreements related to its debt financing:

Credit Agreement

MFS entered into a credit agreement (the “2016 Credit Agreement”) for a new senior secured revolving credit facility in an aggregate principal amount of $225 million (the “Revolving Facility”) and a senior secured term loan B facility in an aggregate principal amount of $975 million (the “Term Loan Facility,” and together with the Revolving Facility, the “Credit Facilities”) with JPMorgan Chase Bank, N.A, as administrative agent and collateral agent, J.P. Morgan Securities LLC, Goldman Sachs Bank USA, HSBC Securities (USA) Inc., and Citigroup Global Markets Inc., on behalf of certain of its affiliates, as joint lead arrangers and joint bookrunners, and certain lenders, as lenders. The Revolving Facility includes (i) a $20 million sublimit for the issuance of letters of credit on customary terms, and (ii) a $40 million sublimit for swingline loans on customary terms. MFS entered into security and other agreements relating to the 2016 Credit Agreement.

The Term Loan Facility proceeds were used in part to repay existing debt, and for the payment of a cash dividend to MTW in an amount sufficient to repay certain of MTW existing debt and credit facilities (the “Foodservice Dividend”) in connection with the contribution of certain assets to MFS immediately prior to the completion of the Spin-Off. Borrowings under the Credit Facilities will bear interest at a rate per annum equal to, at the option of MFS, (i) LIBOR plus the applicable margin of approximately 4.75% for term loans subject to a 1.00% LIBOR floor and 1.50% to 2.75% for revolving loans, based on consolidated total leverage, or (ii) an alternate base rate plus the applicable margin, which will be 1.00% lower than for LIBOR loans.

The loans and commitments under the Revolving Facility mature or terminate on March 3, 2021. The loans and commitments under the Term Loan Facility are expected to mature or terminate on March 3, 2023 and will require quarterly principal payments at a rate of 0.25% of the original principal balance.

Mandatory prepayments on the Term Loan Facility are required, subject to customary exceptions, (i) from the receipt of net cash proceeds by MFS or any of its restricted subsidiaries from certain asset dispositions and casualty events, in each case, to the extent such proceeds are not reinvested or committed to be reinvested in assets useful in the business of MFS or any of its subsidiaries within twelve months of the date of such disposition or casualty event, (ii) following the receipt of net cash proceeds from the issuance or incurrence of additional debt of MFS or any of its subsidiaries and (iii) in an amount equal to 50% of excess cash flow of MFS and its subsidiaries with step-downs to 25% if the senior secured leverage ratio is less than or equal to 4.50 to 1 but greater than 4.00 to 1, and to 0% if the senior secured leverage ratio is less than or equal to 4.00 to 1.

Obligations of MFS under the Credit Facilities are jointly and severally guaranteed by certain of its existing and future direct and indirectly wholly-owned U.S. subsidiaries (but excluding (i) unrestricted subsidiaries, (ii) immaterial subsidiaries, and (iii) special purpose securitization vehicles).

There is a first priority perfected lien on substantially all of the assets and property of MFS and guarantors and proceeds therefrom excluding certain excluded assets. The liens securing the obligations of MFS under the Revolving Facility and the Term Loan Facility will be pari passu.

Senior Notes

On February 18, 2016, in connection with the Spin-Off of MFS from MTW, MFS’ wholly owned subsidiary, MTW Foodservice Escrow Corp. (the “Foodservice Escrow Issuer”), entered into an indenture (the “Foodservice Indenture”) with Wells Fargo Bank, National Association, as trustee (in such capacity, the “Foodservice Trustee”). Pursuant to the Foodservice Indenture, MFS issued $425 million in aggregate principal amount of 9.500% senior notes due 2024 (the “Senior Notes”). The Senior Notes bear interest at a rate of 9.500% per year, payable in cash semi-annually on February 15 and August 15 of each year, commencing on August 15, 2016. The Senior Notes will mature on February 15, 2024, unless earlier repurchased or redeemed. The Senior Notes have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), and were resold by the initial purchasers (the “Foodservice Purchasers”) to qualified institutional buyers pursuant to Rule 144A (and outside the United States in reliance on Regulation S) under the Securities Act.

The Senior Notes are fully and unconditionally guaranteed, jointly and severally, on an unsecured basis by each of MFS’ domestic restricted subsidiaries that is a borrower or guarantor under the Credit Facilities. The Senior Notes and the subsidiary guarantees are senior unsecured obligations.

MFS may redeem some or all of the Senior Notes from time to time at a redemption price equal to the principal amount of the notes to be redeemed plus certain premiums as set forth in the Foodservice Indenture. MFS must generally offer to repurchase all of the outstanding Senior Notes upon the occurrence of certain specific change of control events at a purchase price equal to 101% of the principal amount of Senior Notes purchased plus accrued and unpaid interest to the date of purchase.

The Foodservice Indenture provides for customary events of default. Generally, if an event of default occurs (subject to certain exceptions), the Foodservice Trustee or the holders of at least 25% in aggregate principal amount of the then-outstanding Senior Notes may declare all the Senior Notes to be due and payable immediately.

Among other things, the Foodservice Indenture also limits the ability of MFS and its subsidiaries to engage in certain activities, including: incurring additional indebtedness or issuing certain preferred stock; paying dividends or making certain other restricted payments or permitting our restricted subsidiaries to do the same; incurring liens; entering into certain types of transactions with affiliates; and consolidating or merging with or into other companies or undergoing certain other fundamental changes. If, in the future, the Senior Notes have investment grade credit ratings and no default or event of default exists under the Foodservice Indenture, certain of these covenants will no longer apply to the Senior Notes for so long as the Senior Notes are rated investment grade. These and other covenants contained in the Indenture are subject to important exceptions and qualifications.

In connection with the Spin-Off of MFS from MTW, MFS entered into the following material agreements related to The Securitization Program:

On March 3, 2016, we entered into a new $110.0 million accounts receivable securitization program (the “2016 Securitization Facility”) with Wells Fargo Bank, National Association, as purchaser and agent, whereby we will sell certain of our domestic trade accounts receivable to a wholly-owned, bankruptcy-remote special purpose subsidiary and certain of our non-U.S. trade accounts receivable to a wholly-owned, bankruptcy-remote, foreign special purpose entity, which entities, in turn, will sell, convey, transfer and assign to a third-party financial institution (a “Purchaser”), all of the right, title and interest in and to their pool of receivables to the Purchaser. The Purchaser will receive ownership of the pools of receivables. The Company, along with certain of its subsidiaries, act as servicers of the receivables and as such administer, collect and otherwise enforce the receivables. The servicers will be compensated for doing so on terms that are generally consistent with what would be charged by an unrelated servicer. As servicers, they will initially receive payments made by obligors on the receivables but will be required to remit those payments in accordance with a receivables purchase agreement. The Purchaser will have no recourse for uncollectible receivables. The securitization program also contains customary affirmative and negative covenants. Among other restrictions, these covenants require the Company to meet specified financial tests, which include a consolidated interest coverage ratio and a consolidated total leverage ratio that are the same as the covenant ratios required per the 2016 Credit Agreement.